Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2021
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Disclosure of Summary about Property, Plant and Equipment

	Land		Buildings		Plant and equipment *		Furniture fixtures and equipment		Vehicles		Total
Gross carrying value:
As at April 1, 2019	₹	3,697	₹	27,490	₹	92,366	₹	16,505	₹	948	₹	141,006
Reclassified on adoption of IFRS 16		—		—		(3,420)		—		—		(3,420)

Adjusted balance as at April 1, 2019	₹	3,697	₹	27,490	₹	88,946	₹	16,505	₹	948	₹	137,586
Translation adjustment		9		84		1,437		129		(5)		1,654
Additions		55		9,130		13,571		3,487		11		26,254
Additions through Business combinations		—		5		417		7		—		429
Disposals		—		(199)		(3,676)		(258)		(146)		(4,279)

As at March 31, 2020	₹	3,761	₹	36,510	₹	100,695	₹	19,870	₹	808	₹	161,644
Accumulated depreciation/ impairment:
As at April 1, 2019	₹	—	₹	6,715	₹	73,188	₹	12,593	₹	682	₹	93,178
Reclassified on adoption of IFRS 16		—		—		(2,177)		—		—		(2,177)

Adjusted balance as at April 1, 2019	₹	—	₹	6,715	₹	71,011	₹	12,593	₹	682	₹	91,001
Translation adjustment		—		32		1,066		91		(2)		1,187
Depreciation and impairment **		—		1,319		8,628		1,556		175		11,678
Disposals		—		(118)		(2,649)		(99)		(128)		(2,994)

As at March 31, 2020	₹	—	₹	7,948	₹	78,056	₹	14,141	₹	727	₹	100,872
Capital work-in-progress											₹	20,348

Net carrying value including Capital work-in-progress as at March 31, 2020											₹	81,120

Gross carrying value:
As at April 1, 2020	₹	3,761	₹	36,510	₹	100,695	₹	19,870	₹	808	₹	161,644
Translation adjustment		5		100		303		25		(1)		432
Additions		107		3,569		14,362		1,958		9		20,005
Additions through Business combinations		—		—		27		57		—		84
Disposals		(58)		(765)		(4,532)		(1,218)		(398)		(6,971)

As at March 31, 2021	₹	3,815	₹	39,414	₹	110,855	₹	20,692	₹	418	₹	175,194
Accumulated depreciation/ impairment:
As at April 1, 2020	₹	—	₹	7,948	₹	78,056	₹	14,141	₹	727	₹	100,872
Translation adjustment		—		32		174		11		—		217
Depreciation and impairment **		—		1,500		11,123		1,845		61		14,529
Disposals		—		(695)		(4,313)		(908)		(391)		(6,307)

As at March 31, 2021	₹	—	₹	8,785	₹	85,040	₹	15,089	₹	397	₹	109,311
Capital work-in-progress											₹	19,309

Net carrying value including Capital work-in-progress as at March 31, 2021											₹	85,192

*	Including net carrying value of computer equipment and software amounting to ₹ 16,844 and ₹ 18,508, as at March 31, 2020 and 2021, respectively.
**	Includes impairment charge on certain software platforms amounting to ₹ 1,480, Nil and ₹ 285 for the year ended March 31, 2019, 2020 and 2021, respectively.